American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2020

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.7%
Focused Dynamic Growth Fund G Class(2)	739,665	34,653,310
NT Equity Growth Fund G Class	3,241,928	36,017,824
NT Growth Fund G Class	2,618,063	52,361,268
NT Heritage Fund G Class	3,199,604	45,210,411
NT Large Company Value Fund G Class	8,560,924	88,776,785
NT Mid Cap Value Fund G Class	4,962,729	55,929,961
Small Cap Growth Fund G Class	498,575	11,641,717
Small Cap Value Fund G Class	1,717,597	11,610,956
Sustainable Equity Fund G Class	1,974,049	67,058,449
		403,260,681
International Equity Funds — 25.0%
Non-U.S. Intrinsic Value Fund G Class	3,478,385	26,366,160
NT Emerging Markets Fund G Class	3,307,623	43,296,788
NT Global Real Estate Fund G Class	1,757,962	17,333,510
NT International Growth Fund G Class	3,838,142	47,976,771
NT International Small-Mid Cap Fund G Class	1,530,255	18,531,392
NT International Value Fund G Class	3,033,876	24,422,700
		177,927,321
Domestic Fixed Income Funds — 13.2%
Inflation-Adjusted Bond Fund G Class	1,040,817	12,885,312
NT Diversified Bond Fund G Class	5,678,661	65,134,240
NT High Income Fund G Class	1,737,042	16,085,008
		94,104,560
International Fixed Income Funds — 5.1%
Emerging Markets Debt Fund G Class	924,970	9,545,692
Global Bond Fund G Class	2,510,857	26,263,564
		35,809,256
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $647,809,230)		711,101,818
OTHER ASSETS AND LIABILITIES†		921
TOTAL NET ASSETS — 100.0%		$711,102,739

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$37,358	$25	$2,538	$(192)	$34,653	740	$1,414	—
NT Equity Growth Fund	36,235	140	—	(357)	36,018	3,242	—	$140
NT Growth Fund	54,795	1,290	3,249	(475)	52,361	2,618	965	—
NT Heritage Fund	47,337	494	3,867	1,246	45,210	3,200	488	—
NT Large Company Value Fund	86,822	2,622	213	(454)	88,777	8,561	(19)	449
NT Mid Cap Value Fund	54,245	2,308	829	206	55,930	4,963	(78)	342
Small Cap Growth Fund	12,763	—	1,868	747	11,642	499	345	—
Small Cap Value Fund	11,079	57	52	527	11,611	1,718	(8)	57
Sustainable Equity Fund	68,809	150	2,163	262	67,058	1,974	173	—
Non-U.S. Intrinsic Value Fund	25,651	1,571	—	(856)	26,366	3,478	—	—
NT Emerging Markets Fund	43,790	—	2,187	1,694	43,297	3,308	393	—
NT Global Real Estate Fund	16,532	1,347	—	(545)	17,334	1,758	—	—
NT International Growth Fund	49,177	—	2,238	1,038	47,977	3,838	371	—
NT International Small-Mid Cap Fund	19,819	—	1,987	699	18,531	1,530	333	—
NT International Value Fund	23,672	1,569	—	(818)	24,423	3,034	—	—
Inflation-Adjusted Bond Fund	11,068	1,815	—	2	12,885	1,041	—	—
NT Diversified Bond Fund	61,616	5,809	1,316	(975)	65,134	5,679	(15)	306
NT High Income Fund	14,281	1,884	—	(80)	16,085	1,737	—	245
Emerging Markets Debt Fund	8,135	1,415	—	(4)	9,546	925	—	97
Global Bond Fund	23,600	2,640	—	24	26,264	2,511	—	—
	$706,784	$25,136	$22,507	$1,689	$711,102	56,354	$4,362	$1,636
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.